Summarized Income Statement Financial Information of Citizens Holding Company (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Other income
Other income	$ 2,118,435		$ 1,554,454		$ 1,399,209
Total non-interest income	8,162,504		7,816,102		7,401,779
Other expense	8,033,654		7,220,876		7,875,192
Income tax benefit	1,828,091		1,769,903		1,650,808
Net income	7,449,759		7,149,860		6,783,999
Citizens Holding Company
Condensed Financial Statements, Captions [Line Items]
Interest income	2,140	[1]	2,140	[1]	3,348	[1]
Other income
Dividends from bank subsidiary	4,371,900	[1]	4,332,000	[1]	4,332,000	[1]
Equity in undistributed earnings of bank subsidiary	3,241,870	[1]	2,898,509	[1]	2,603,735	[1]
Other income	1,676
Total non-interest income	7,615,446		7,230,509		6,939,083
Other expense	263,598		136,317		252,278
Income before income taxes	7,351,848		7,096,332		6,686,805
Income tax benefit	(97,610)		(53,528)		(97,194)
Net income	$ 7,449,759		$ 7,149,860		$ 6,783,999

[1]	Eliminates in consolidation.